Basis of presentation and accounting policies - Financial information before intergroup elimination (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Basis of presentation and accounting policies
Non-current assets	$ 3,463,635	$ 3,415,936
Current assets	985,042	765,514
Total assets	4,448,677	4,181,450
Non-current liabilities	2,059,415	2,059,760
Current liabilities	728,514	603,730
Total liabilities	2,787,929	2,663,490
Equity	1,660,748	1,517,960	$ 803,909	$ 862,369
Revenue	1,962,134	1,843,267	1,400,038
Gross profit / (loss)	689,771	605,934	485,361
Operating income / (loss)	488,284	447,253	540,637
Financial results	(186,685)	160,475	(345,519)
Share of income/(loss) in associates (Note 10)	31,083	(996)	7,108
Income tax	74,963	298,820	(24,241)
Income for the period	257,719	307,912	226,467
Other comprehensive income/(loss) for the year	(77,149)	463,516	(281,750)
Total comprehensive loss for the year	180,570	771,428	(55,283)
Toscana Aeroporti S.p.A.
Basis of presentation and accounting policies
Non-current assets	308,678	253,600
Current assets	73,155	54,069
Total assets	381,833	307,669
Non-current liabilities	151,258	124,224
Current liabilities	85,034	65,192
Total liabilities	236,292	189,416
Equity	145,541	118,253
Revenue	170,442	138,786	133,422
Gross profit / (loss)	51,450	45,491	41,783
Operating income / (loss)	37,911	33,687	28,418
Financial results	(9,504)	(6,334)	(7,350)
Share of income/(loss) in associates (Note 10)	10	12	14
Income tax	(9,538)	(8,927)	(6,842)
Income for the period	18,879	18,438	14,240
Other comprehensive income/(loss) for the year	16,892	(9,961)	4,142
Total comprehensive loss for the year	35,771	8,477	18,382
Dividends paid	(7,961)	(7,586)	(7,838)
Increase / (decrease) in cash
Provided by operating activities	18,436	20,526	21,469
(Used in) / provided by investing activities	(4,582)	4,981	(1,388)
Used in financing activities	$ (5,606)	$ (29,379)	$ (52,221)